Document and Entity Information	Jun. 03, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 03, 2024
Entity Registrant Name	Medtronic plc
Entity Incorporation State Country Code	L2
Entity File Number	1-36820
Entity Tax Identification Number	98-1183488
Entity Address Address Line 1	20 On Hatch, Lower Hatch Street
Entity Address City Or Town	Dublin
Entity Address Postal Zip Code	2
Entity Address Country	IE
Country Region	353
City Area Code	1
Local Phone Number	438 1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001613103
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Security 12b Title	Ordinary shares, par value $0.0001 per share
Trading Symbol	MDT
Security Exchange Name	NYSE
0.250% Senior Notes due 2025 [Member]
Entity Information [Line Items]
Security 12b Title	0.250% Senior Notes due 2025
Trading Symbol	MDT/25
Security Exchange Name	NYSE
0.000% Senior Notes due 2025 [Member]
Entity Information [Line Items]
Security 12b Title	0.000% Senior Notes due 2025
Trading Symbol	MDT/25A
Security Exchange Name	NYSE
2.625% Senior Notes due 2025 [Member]
Entity Information [Line Items]
Security 12b Title	2.625% Senior Notes due 2025
Trading Symbol	MDT/25B
Security Exchange Name	NYSE
1.125% Senior Notes due 2027 [Member]
Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	MDT/27
Security Exchange Name	NYSE
0.375% Senior Notes due 2028 [Member]
Entity Information [Line Items]
Security 12b Title	0.375% Senior Notes due 2028
Trading Symbol	MDT/28
Security Exchange Name	NYSE
3.000% Senior Notes due 2028 [Member]
Entity Information [Line Items]
Security 12b Title	3.000% Senior Notes due 2028
Trading Symbol	MDT/28A
Security Exchange Name	NYSE
1.625% Senior Notes due 2031 [Member]
Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2031
Trading Symbol	MDT/31
Security Exchange Name	NYSE
1.000% Senior Notes due 2031 [Member]
Entity Information [Line Items]
Security 12b Title	1.000% Senior Notes due 2031
Trading Symbol	MDT/31A
Security Exchange Name	NYSE
3.125% Senior Notes due 2031 [Member]
Entity Information [Line Items]
Security 12b Title	3.125% Senior Notes due 2031
Trading Symbol	MDT/31B
Security Exchange Name	NYSE
0.750% Senior Notes due 2032 [Member]
Entity Information [Line Items]
Security 12b Title	0.750% Senior Notes due 2032
Trading Symbol	MDT/32
Security Exchange Name	NYSE
3.375% Senior Notes due 2034 [Member]
Entity Information [Line Items]
Security 12b Title	3.375% Senior Notes due 2034
Trading Symbol	MDT/34
Security Exchange Name	NYSE
2.250% Senior Notes due 2039 [Member]
Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2039
Trading Symbol	MDT/39A
Security Exchange Name	NYSE
1.500% Senior Notes due 2039 [Member]
Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2039
Trading Symbol	MDT/39B
Security Exchange Name	NYSE
1.375% Senior Notes due 2040 [Member]
Entity Information [Line Items]
Security 12b Title	1.375% Senior Notes due 2040
Trading Symbol	MDT/40A
Security Exchange Name	NYSE
1.750% Senior Notes due 2049 [Member]
Entity Information [Line Items]
Security 12b Title	1.750% Senior Notes due 2049
Trading Symbol	MDT/49
Security Exchange Name	NYSE
1.625% Senior Notes due 2050 [Member]
Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2050
Trading Symbol	MDT/50
Security Exchange Name	NYSE